GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended
	Aug. 31, 2011	Mar. 15, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2012 Share Purchase Agreement [Member]	Dec. 31, 2012 Share Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
ATM ordinary shares authorized	6,000,000
Maximum authorized proceeds from issuance of common stock	$ 40,000
Proceeds from issuance of ordinary shares, net			6,211		7,790
Proceeds from issuance of common stock, gross		6,868
Issuance of shares, shares		1,225,182	1,185,868
Aggregate purchase price for subsidiary stock based upon achievement of milestones						15,000
Minority interest, investment							$ 3,000
Ordinary shares eligible for purchase with warrants						83,333
Exercise period for warrants						10 years